Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Current Other Non-financial Liabilities

Current other non-financial liabilities consist of the following:

€ thousand	December 31, 2023	December 31, 2022
Liabilities for payroll, social security and payroll tax	544	482
Received prepayments from customers	74	74
Loan related fees	0	782
Other	3	228
Total	621	1,566